Organization and Principal Activities - Schedule of Amounts and Balances of VIEs Included in Consolidated Financial Statements With Intercompany Transactions Eliminated (Detail)
¥ in Thousands, $ in Thousands
		12 Months Ended
		Mar. 31, 2024 CNY (¥)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2024 USD ($)	Apr. 01, 2022 CNY (¥)	Mar. 31, 2021 CNY (¥)
Variable Interest Entity [Line Items]
Cash and cash equivalents		¥ 358,787		¥ 416,201		$ 49,691
Restricted cash		511		810		71
Short-term investments		61,312		145,836		8,492
Inventories, net		98		144		14
Loan receivables, net		31,564		32,229		4,372
Prepayments, receivables and other current assets		54,956		69,126		7,610
Due from related party		11,613		21,217
Property and equipment, net		299,741		194,589		41,514
Intangible assets, net		949		12,554		131
Right-of-use assets		2,576		5,441		357	¥ 16,427
Investments		81,808		69,318		11,330
Other non-current assets		45,473		63,640		6,298
Total assets		938,362		1,011,148		129,961
Accounts payable		6,862		8,179		950
Salaries and welfare payable		6,936		13,550		961
Advances from customers		207		245		29
Taxes payable		1,285		11,126		178
Current portion of lease liabilities		1,888		2,654		261
Accruals and other current liabilities		299,317		295,717		41,455
Deferred tax liabilities		1,299		3,369		180
Total liabilities		323,908		339,789		44,861
Total shareholders' equity		614,454		671,359	¥ 832,155	$ 85,100		¥ 1,454,896
Other income/(expense), net		12,784	$ 1,771	7,267	25,427
Total loss before tax		(68,577)		(188,389)	(656,886)
Add: Income tax benefit		(1,618)	(224)	(1,983)	(14,512)
Net loss		(66,959)	(9,272)	(186,406)	(642,374)
Net cash used in operating activities		(40,461)	(5,604)	(10,090)	(114,409)
Net cash provided by/(used in) investing activities		(19,766)	$ (2,738)	608	13,947
Related Party
Variable Interest Entity [Line Items]
Revenues		185		0	0
VIEs and VIEs Subsidiaries
Variable Interest Entity [Line Items]
Cash and cash equivalents		169,039		259,033
Restricted cash		511		810
Short-term investments		51,935		25,584
Inventories, net		86		131
Loan receivables, net		31,564		32,229
Prepayments, receivables and other current assets		43,606		54,617
Property and equipment, net		263,770		191,598
Intangible assets, net		176		11,933
Right-of-use assets		0		650
Investments		46,722		38,469
Other non-current assets		32,000		33,050
Total assets		710,616		754,052
Accounts payable		392		548
Salaries and welfare payable		1,579		5,398
Advances from customers		56		68
Taxes payable		1,049		3,246
Current portion of lease liabilities		0		307
Accruals and other current liabilities		246,158		239,359
Deferred tax liabilities		0		1,755
Total liabilities		1,754,389		1,764,826
Total shareholders' equity		(1,043,773)		(1,010,774)
Income from non-operations		5,952		9,874	12,750
Total loss before tax		(35,288)		(82,541)	(284,661)
Add: Income tax benefit		(1,720)		(8,757)	(14,689)
Net loss		(33,568)		(73,784)	(269,972)
Inter-company payment for service charges	[1]	(7,625)		(4,561)	(40,409)
Operating activities with external parties		(15,636)		(26,610)	(69,065)
Net cash used in operating activities		17,775		83,151	21,576
Net cash provided by/(used in) investing activities		(108,068)		(37,211)	28,143
Net increase/(decrease) in cash and cash equivalents and restricted cash		(90,293)		45,940	49,719
VIEs and VIEs Subsidiaries | Third party [Member]
Variable Interest Entity [Line Items]
Other income/(expense), net		2,879		4,922	2,415
VIEs and VIEs Subsidiaries | Intercompany [Member]
Variable Interest Entity [Line Items]
Other income/(expense), net	[2]	5,500		17,650	(197,698)
VIEs and VIEs Subsidiaries | Third Party Costs [Member]
Variable Interest Entity [Line Items]
Costs and expenses		(92,427)		(189,199)	(187,958)
VIEs and VIEs Subsidiaries | Intercompany Costs [Member]
Variable Interest Entity [Line Items]
Costs and expenses	[3]	(10,954)		(13,545)	(15,779)
VIEs and VIEs Subsidiaries | Related Party
Variable Interest Entity [Line Items]
Due from related party		587		614
Amounts due to subsidiaries		1,398		1,395
VIEs and VIEs Subsidiaries | Third Party Revenue [Member]
Variable Interest Entity [Line Items]
Revenues		40,617		60,972	69,793
VIEs and VIEs Subsidiaries | Inter Company Revenue [Member]
Variable Interest Entity [Line Items]
Revenues		13,145		26,785	31,816
Non-VIE Subsidiaries
Variable Interest Entity [Line Items]
Other operating activities with non-VIE subsidiaries	[4]	41,036		114,322	¥ 131,050
Non-VIE Subsidiaries | Related Party
Variable Interest Entity [Line Items]
Due from related party	[5]	70,620		105,334
Amounts due to subsidiaries	[6]	¥ 1,503,757		¥ 1,512,750

[1]

Note 5: Inter-company payments for service charges represents the cash paid by the VIEs to the Group’s relevant PRC subsidiaries for technical and consulting services charges in accordance with exclusive consultation and service agreements, all of which have been eliminated in the presentation of Consolidated Statements of Cash flows.

[2]

Note 4: Inter-company other operating (loss)/income represents the write-off of the amounts among the Group’s non-VIE subsidiaries and the VIEs, all of which have been eliminated in the presentation of Consolidated Statements of Operations and Comprehensive Loss.

[3]	Note 3: Inter-company costs and expenses are technical and consulting services fee charged by the Group’s relevant PRC subsidiaries to the VIEs in accordance with exclusive consultation and service agreements, all of which have been eliminated in the presentation of Consolidated Statements of Operations and Comprehensive Loss.
[4]

Note 6: Other operating activities with non-VIE subsidiaries included cash receipts for treasury management purposes and service fees charged by the VIEs to the Group’s non-VIE subsidiaries,all of which have been eliminated in the presentation of Consolidated Statements of Cash flows.

[5]

Note 1: The amount due from non-VIE subsidiaries of the Company as of March 31, 2023 and 2024 mainly represent the receivables of the VIEs due from the Company’s wholly-owned subsidiaries for treasury management purposes and service charges.

[6]

Note 2: The amount due to non-VIE subsidiaries of the Company as of March 31, 2023 and 2024 mainly represent the payables resulting from technical and consulting services fee charged by the Group’s relevant PRC subsidiaries to the VIEs in accordance with exclusive consultation and service agreements.